Financial instruments	6 Months Ended
Jun. 30, 2016
Financial instruments
29 Financial instruments
The disclosure of the Group’s financial instruments below includes the following sections:
– Concentration of credit risk;
– Fair value measurement (including fair value hierarchy, transfers between levels; level 3 reconciliation; qualitative and quantitative disclosures of valuation techniques and nonrecurring fair value changes);
– Fair value option; and
– Disclosures about fair value of financial instruments not carried at fair value.
Concentrations of credit risk
Credit risk concentrations arise when a number of counterparties are engaged in similar business activities, are located in the same geographic region or when there are similar economic features that would cause their ability to meet contractual obligations to be similarly impacted by changes in economic conditions.
> Refer to “Note 35 – Financial instruments” in V – Consolidated financial statements – Credit Suisse Group in the Credit Suisse Annual Report 2015 for further information on the Group’s concentrations of credit risk.
Fair value measurement
A significant portion of the Group’s financial instruments are carried at fair value. Deterioration of financial markets could significantly impact the fair value of these financial instruments and the results of operations.
> Refer to “Note 35 – Financial instruments” in V – Consolidated financial statements – Credit Suisse Group in the Credit Suisse Annual Report 2015 for further information on fair value measurement of financial instruments and the definition of the levels of the fair value hierarchy.
Assets and liabilities measured at fair value on a recurring basis
end of 2Q16	Level 1	Level 2	Level 3	Netting impact	[1]	Assets measured at net asset value per share	[2]	Total
Assets (CHF million)
Cash and due from banks	0	318	0	–		–		318
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	79,627	300	–		–		79,927
Debt	465	564	0	–		–		1,029
of which corporates	0	451	0	–		–		451
Equity	24,915	49	0	–		–		24,964
Securities received as collateral	25,380	613	0	–		–		25,993
Debt	28,274	33,928	4,456	–		–		66,658
of which foreign governments	28,159	5,213	308	–		–		33,680
of which corporates	34	11,697	2,289	–		–		14,020
of which RMBS	0	14,249	373	–		–		14,622
of which CMBS	0	1,950	57	–		–		2,007
of which CDO	0	794	1,429	–		–		2,223
Equity	63,641	4,066	337	–		1,770		69,814
Derivatives	6,913	310,799	5,051	(293,275)		–		29,488
of which interest rate products	2,873	216,354	782	–		–		–
of which foreign exchange products	93	60,881	217	–		–		–
of which equity/index-related products	3,944	20,243	1,181	–		–		–
of which credit derivatives	0	12,055	1,580	–		–		–
Other	2,949	3,863	4,847	–		–		11,659
Trading assets	101,777	352,656	14,691	(293,275)		1,770		177,619
Debt	1,523	846	155	–		–		2,524
of which foreign governments	1,325	94	0	–		–		1,419
of which corporates	0	283	0	–		–		283
of which RMBS	0	360	155	–		–		515
of which CMBS	0	29	0	–		–		29
Equity	2	85	0	–		–		87
Investment securities	1,525	931	155	–		–		2,611
Private equity	0	0	7	–		590		597
of which equity funds	0	0	0	–		237		237
Hedge funds	0	0	0	–		274		274
of which debt funds	0	0	0	–		238		238
Other equity investments	14	64	410	–		540		1,028
of which private	14	62	409	–		539		1,024
Life finance instruments	0	1	1,687	–		–		1,688
Other investments	14	65	2,104	–		1,404		3,587
Loans	0	11,840	8,991	–		–		20,831
of which commercial and industrial loans	0	6,086	5,837	–		–		11,923
of which financial institutions	0	3,736	1,623	–		–		5,359
Other intangible assets (mortgage servicing rights)	0	0	111	–		–		111
Other assets	372	11,660	2,838	(1,431)		–		13,439
of which loans held-for-sale	0	6,823	2,399	–		–		9,222
Total assets at fair value	129,068	457,710	29,190	(294,706)		3,174		324,436
Less other investments - equity at fair value attributable to noncontrolling interests	0	0	(112)	–		(184)		(296)
Less assets consolidated under ASU 2009-17 [3]	(1)	(1,028)	(270)	–		–		(1,299)
Assets at fair value excluding noncontrolling interests and assets not risk-weighted under the Basel framework	129,067	456,682	28,808	(294,706)		2,990		322,841
1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable master netting agreements.
2
In accordance with US GAAP, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the consolidated balance sheet.

3 Assets of consolidated VIEs that are not risk-weighted under the Basel framework.
Assets and liabilities measured at fair value on a recurring basis (continued)
end of 2Q16	Level 1	Level 2	Level 3	Netting impact	[1]	Liabilities measured at net asset value per share	[2]	Total
Liabilities (CHF million)
Due to banks	0	514	0	–		–		514
Customer deposits	0	3,581	327	–		–		3,908
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	18,114	0	–		–		18,114
Debt	465	564	0	–		–		1,029
of which corporates	0	451	0	–		–		451
Equity	24,915	49	0	–		–		24,964
Obligation to return securities received as collateral	25,380	613	0	–		–		25,993
Debt	3,553	4,430	12	–		–		7,995
of which foreign governments	3,488	639	0	–		–		4,127
of which corporates	32	3,570	12	–		–		3,614
Equity	16,438	189	5	–		5		16,637
Derivatives	7,693	318,813	4,716	(304,172)		–		27,050
of which interest rate products	2,829	209,056	543	–		–		–
of which foreign exchange products	75	71,636	436	–		–		–
of which equity/index-related products	4,787	24,650	1,236	–		–		–
of which credit derivatives	0	12,130	1,904	–		–		–
Trading liabilities	27,684	323,432	4,733	(304,172)		5		51,682
Short-term borrowings	0	2,888	108	–		–		2,996
Long-term debt	0	61,388	12,534	–		–		73,922
of which treasury debt over two years	0	3,648	0	–		–		3,648
of which structured notes over one year and up to two years	0	6,234	640	–		–		6,874
of which structured notes over two years	0	42,183	11,289	–		–		53,472
of which other debt instruments over two years	0	2,273	597	–		–		2,870
of which other subordinated bonds	0	5,071	0	–		–		5,071
of which non-recourse liabilities	0	1,773	8	–		–		1,781
Other liabilities	0	9,428	1,839	(1,163)		–		10,104
of which failed sales	0	564	505	–		–		1,069
Total liabilities at fair value	53,064	419,958	19,541	(305,335)		5		187,233
1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable master netting agreements.
2
In accordance with US GAAP, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the consolidated balance sheet.

Assets and liabilities measured at fair value on a recurring basis (continued)
end of 4Q15	Level 1	Level 2	Level 3	Netting impact	[1]	Assets measured at net asset value per share	[2]	Total
Assets (CHF million)
Cash and due from banks	0	89	0	–		–		89
Interest-bearing deposits with banks	0	2	0	–		–		2
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	83,407	158	–		–		83,565
Debt	811	493	0	–		–		1,304
of which corporates	0	261	0	–		–		261
Equity	27,141	66	0	–		–		27,207
Securities received as collateral	27,952	559	0	–		–		28,511
Debt	27,932	48,047	4,563	–		–		80,542
of which foreign governments	27,710	3,737	285	–		–		31,732
of which corporates	13	15,762	1,745	–		–		17,520
of which RMBS	0	22,302	814	–		–		23,116
of which CMBS	0	3,924	215	–		–		4,139
of which CDO	0	2,317	1,298	–		–		3,615
Equity	64,210	4,195	871	–		1,685		70,961
Derivatives	2,625	265,014	4,831	(244,105)		–		28,365
of which interest rate products	657	167,173	791	–		–		–
of which foreign exchange products	104	59,740	383	–		–		–
of which equity/index-related products	1,857	19,803	936	–		–		–
of which credit derivatives	0	16,267	1,568	–		–		–
Other	2,034	4,569	4,266	–		–		10,869
Trading assets	96,801	321,825	14,531	(244,105)		1,685		190,737
Debt	1,538	1,318	148	–		–		3,004
of which foreign governments	1,322	94	0	–		–		1,416
of which corporates	0	285	0	–		–		285
of which RMBS	0	602	148	–		–		750
of which CMBS	0	259	0	–		–		259
Equity	2	84	0	–		–		86
Investment securities	1,540	1,402	148	–		–		3,090
Private equity	0	0	0	–		1,042		1,042
of which equity funds	0	0	0	–		437		437
Hedge funds	0	0	0	–		295		295
of which debt funds	0	0	0	–		260		260
Other equity investments	0	23	366	–		840		1,229
of which private	0	14	365	–		840		1,219
Life finance instruments	0	2	1,669	–		–		1,671
Other investments	0	25	2,035	–		2,177		4,237
Loans	0	11,870	8,950	–		–		20,820
of which commercial and industrial loans	0	5,811	5,735	–		–		11,546
of which financial institutions	0	4,102	1,729	–		–		5,831
Other intangible assets (mortgage servicing rights)	0	0	112	–		–		112
Other assets	687	19,002	7,087	(1,149)		–		25,627
of which loans held-for-sale	0	14,378	6,768	–		–		21,146
Total assets at fair value	126,980	438,181	33,021	(245,254)		3,862		356,790
Less other investments - equity at fair value attributable to noncontrolling interests	0	(9)	(119)	–		(473)		(601)
Less assets consolidated under ASU 2009-17 [3]	0	(9,212)	(3,558)	–		–		(12,770)
Assets at fair value excluding noncontrolling interests and assets not risk-weighted under the Basel framework	126,980	428,960	29,344	(245,254)		3,389		343,419
1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable master netting agreements.
2
In accordance with US GAAP, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the consolidated balance sheet.

3 Assets of consolidated VIEs that are not risk-weighted under the Basel framework.
Assets and liabilities measured at fair value on a recurring basis (continued)
end of 4Q15	Level 1	Level 2	Level 3	Netting impact	[1]	Liabilities measured at net asset value per share	[2]	Total
Liabilities (CHF million)
Due to banks	0	482	0	–		–		482
Customer deposits	0	3,409	254	–		–		3,663
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	32,398	0	–		–		32,398
Debt	811	493	0	–		–		1,304
of which corporates	0	261	0	–		–		261
Equity	27,141	66	0	–		–		27,207
Obligation to return securities received as collateral	27,952	559	0	–		–		28,511
Debt	4,100	4,289	16	–		–		8,405
of which foreign governments	4,050	491	0	–		–		4,541
of which corporates	30	3,597	16	–		–		3,643
Equity	16,875	154	45	–		6		17,080
Derivatives	3,062	269,788	4,554	(253,918)		–		23,486
of which interest rate products	671	160,181	578	–		–		–
of which foreign exchange products	82	70,381	329	–		–		–
of which equity/index-related products	2,299	22,015	1,347	–		–		–
of which credit derivatives	0	15,522	1,757	–		–		–
Trading liabilities	24,037	274,231	4,615	(253,918)		6		48,971
Short-term borrowings	0	3,040	72	–		–		3,112
Long-term debt	0	66,808	14,123	–		–		80,931
of which treasury debt over two years	0	4,590	0	–		–		4,590
of which structured notes over one year and up to two years	0	6,396	364	–		–		6,760
of which structured notes over two years	0	38,066	9,924	–		–		47,990
of which other debt instruments over two years	0	1,435	638	–		–		2,073
of which other subordinated bonds	0	5,476	0	–		–		5,476
of which non-recourse liabilities	0	10,642	3,197	–		–		13,839
Other liabilities	0	10,224	2,491	(961)		–		11,754
of which failed sales	0	530	454	–		–		984
Total liabilities at fair value	51,989	391,151	21,555	(254,879)		6		209,822
1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable master netting agreements.
2
In accordance with US GAAP, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the consolidated balance sheet.

Transfers between level 1 and level 2
All transfers between level 1 and level 2 are reported through the last day of the reporting period.
In 6M16, transfers to level 1 out of level 2 were from trading assets and trading liabilities. The transfers from trading assets and trading liabilities were primarily in exchange traded derivatives as prices became observable.
In 6M16, transfers out of level 1 to level 2 were primarily from trading assets. The transfers were primarily in debt for which suitable closing prices were unobtainable as of the end of 6M16.
Transfers between level 1 and level 2
in	6M16		6M15
	Transfers to level 1 out of level 2	Transfers out of level 1 to level 2	Transfers to level 1 out of level 2	Transfers out of level 1 to level 2
Assets (CHF million)
Debt	5	1,667	54	46
Equity	285	835	380	491
Derivatives	2,403	0	3,290	23
Trading assets	2,693	2,502	3,724	560
Liabilities (CHF million)
Debt	2	33	88	21
Equity	16	48	53	82
Derivatives	3,007	8	3,310	80
Trading liabilities	3,025	89	3,451	183
Assets and liabilities measured at fair value on a recurring basis for level 3
								Trading revenues			Other revenues			Accumulated other comprehensive income
6M16	Balance at beginning of period	Transfers in	Transfers out	Purchases	Sales	Issuances	Settlements	On transfers in / out	[1]	On all other	On transfers in / out	[1]	On all other	On transfers in / out	[1]	On all other	Foreign currency translation impact	Balance at end of period
Assets (CHF million)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	158	0	0	0	0	186	(40)	0		0	0		0	0		0	(4)	300
Securities received as collateral	0	0	0	18	(18)	0	0	0		0	0		0	0		0	0	0
Debt	4,563	543	(625)	2,617	(2,573)	0	0	(11)		(62)	0		2	0		0	2	4,456
of which corporates	1,745	291	(178)	1,744	(1,349)	0	0	0		36	0		0	0		0	0	2,289
of which RMBS	814	142	(381)	365	(468)	0	0	(7)		(82)	0		0	0		0	(10)	373
of which CMBS	215	10	(9)	42	(167)	0	0	0		(32)	0		0	0		0	(2)	57
of which CDO	1,298	48	(8)	433	(320)	0	0	0		(1)	0		1	0		0	(22)	1,429
Equity	871	86	(100)	383	(828)	0	0	(39)		(27)	0		0	0		0	(9)	337
Derivatives	4,831	856	(529)	0	0	1,064	(1,688)	25		525	0		0	0		0	(33)	5,051
of which interest rate products	791	14	(34)	0	0	73	(101)	7		39	0		0	0		0	(7)	782
of which equity/index-related products	936	224	(104)	0	0	279	(286)	12		112	0		0	0		0	8	1,181
of which credit derivatives	1,568	618	(380)	0	0	514	(1,014)	8		287	0		0	0		0	(21)	1,580
Other	4,266	668	(516)	1,931	(1,448)	0	(189)	(13)		216	0		0	0		0	(68)	4,847
Trading assets	14,531	2,153	(1,770)	4,931	(4,849)	1,064	(1,877)	(38)		652	0		2	0		0	(108)	14,691
Investment securities	148	0	(36)	81	(13)	0	(85)	(10)		72	0		0	0		0	(2)	155
Equity	366	7	(1)	52	(62)	0	0	0		23	0		19	0		0	13	417
Life finance instruments	1,669	0	0	96	(188)	0	0	0		136	0		0	0		0	(26)	1,687
Other investments	2,035	7	(1)	148	(250)	0	0	0		159	0		19	0		0	(13)	2,104
Loans	8,950	401	(367)	23	(383)	1,966	(1,443)	(54)		1	0		0	0		0	(103)	8,991
of which commercial and industrial loans	5,735	220	(120)	0	(219)	1,299	(1,020)	(18)		14	0		0	0		0	(54)	5,837
of which financial institutions	1,729	65	(34)	1	(141)	372	(306)	0		(35)	0		0	0		0	(28)	1,623
Other intangible assets (mortgage servicing rights)	112	0	0	6	0	0	0	0		0	0		(4)	0		0	(3)	111
Other assets	7,087	313	(973)	1,252	(4,853)	732	(590)	(47)		(168)	0		(3)	0		0	88	2,838
of which loans held-for-sale [2]	6,768	204	(908)	1,077	(4,815)	732	(590)	(73)		(84)	0		(3)	0		0	91	2,399
Total assets at fair value	33,021	2,874	(3,147)	6,459	(10,366)	3,948	(4,035)	(149)		716	0		14	0		0	(145)	29,190
Liabilities (CHF million)
Customer deposits	254	0	(39)	0	0	126	(14)	0		0	0		0	0		0	0	327
Obligation to return securities received as collateral	0	0	0	18	(18)	0	0	0		0	0		0	0		0	0	0
Trading liabilities	4,615	775	(501)	27	(28)	838	(1,443)	71		459	0		(37)	0		0	(43)	4,733
of which interest rate derivatives	578	15	(24)	0	0	82	(93)	13		(22)	0		0	0		0	(6)	543
of which foreign exchange derivatives	329	4	(1)	0	0	8	(49)	1		148	0		0	0		0	(4)	436
of which equity/index-related derivatives	1,347	132	(183)	0	0	248	(198)	28		(141)	0		0	0		0	3	1,236
of which credit derivatives	1,757	620	(286)	0	0	364	(964)	26		411	0		0	0		0	(24)	1,904
Short-term borrowings	72	20	(8)	0	0	117	(100)	0		11	(3)		0	0		0	(1)	108
Long-term debt	14,123	1,285	(962)	0	0	2,539	(4,242)	(94)		322	0		0	0		(229)	(208)	12,534
of which structured notes over two years	9,924	956	(947)	0	0	2,353	(658)	(95)		157	0		0	0		(229)	(172)	11,289
of which non-recourse liabilities	3,197	0	0	0	0	25	(3,217)	0		25	0		0	0		0	(22)	8
Other liabilities	2,491	140	(116)	114	(43)	2	(548)	(54)		(68)	(1)		(53)	0		0	(25)	1,839
of which failed sales	454	27	(76)	105	(3)	0	0	0		7	0		0	0		0	(9)	505
Total liabilities at fair value	21,555	2,220	(1,626)	159	(89)	3,622	(6,347)	(77)		724	(4)		(90)	0		(229)	(277)	19,541
Net assets/(liabilities) at fair value	11,466	654	(1,521)	6,300	(10,277)	326	2,312	(72)		(8)	4		104	0		229	132	9,649
1 For all transfers to level 3 or out of level 3, the Group determines and discloses as level 3 events only gains or losses through the last day of the reporting period.
2
Includes unrealized losses recorded in trading revenues of CHF (71) million primarily related to subprime exposures in securitized products business and market movements across the wider loans held-for-sale portfolio.

Assets and liabilities measured at fair value on a recurring basis for level 3 (continued)
								Trading revenues			Other revenues
6M15	Balance at beginning of period	Transfers in	Transfers out	Purchases	Sales	Issuances	Settlements	On transfers in / out	[1]	On all other	On transfers in / out	[1]	On all other	Foreign currency translation impact	Balance at end of period
Assets (CHF million)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	77	0	0	0	0	74	0	0		0	0		0	(5)	146
Debt	4,461	434	(681)	1,284	(1,661)	0	0	(5)		208	0		0	(350)	3,690
of which corporates	1,430	114	(131)	491	(672)	0	0	(4)		156	0		0	(147)	1,237
of which RMBS	612	259	(300)	476	(483)	0	0	(2)		58	0		0	(35)	585
of which CMBS	257	20	(47)	139	(169)	0	0	2		(31)	0		0	(13)	158
of which CDO	1,421	17	(161)	158	(203)	0	0	(1)		42	0		0	(78)	1,195
Equity	896	114	(273)	561	(222)	0	0	13		43	0		0	(56)	1,076
Derivatives	6,823	1,130	(593)	0	0	848	(2,786)	(27)		(172)	0		2	(369)	4,856
of which interest rate products	1,803	23	(198)	0	0	281	(364)	(6)		(301)	0		0	(97)	1,141
of which equity/index-related products	1,063	306	(91)	0	0	191	(503)	2		26	0		2	(58)	938
of which credit derivatives	2,569	656	(304)	0	0	170	(1,472)	(24)		(181)	0		0	(122)	1,292
Other	4,323	707	(540)	2,464	(2,871)	0	(116)	6		154	0		0	(231)	3,896
Trading assets	16,503	2,385	(2,087)	4,309	(4,754)	848	(2,902)	(13)		233	0		2	(1,006)	13,518
Investment securities	3	0	(65)	215	(2)	0	(8)	7		1	0		0	(3)	148
Equity	549	0	0	34	(91)	0	0	0		0	0		(12)	(42)	438
Life finance instruments	1,834	0	0	100	(163)	0	0	0		(45)	0		0	(101)	1,625
Other investments	2,383	0	0	134	(254)	0	0	0		(45)	0		(12)	(143)	2,063
Loans	9,353	631	(750)	334	(665)	1,295	(1,391)	0		(5)	0		13	(546)	8,269
of which commercial and industrial loans	5,853	360	(154)	12	(502)	825	(763)	0		23	0		5	(353)	5,306
of which financial institutions	1,494	240	(132)	26	(21)	452	(132)	0		(28)	0		8	(87)	1,820
Other intangible assets (mortgage servicing rights)	70	0	0	10	0	0	0	0		6	0		0	(5)	81
Other assets	7,468	1,260	(2,460)	2,880	(2,359)	478	(960)	(2)		(131)	0		(13)	(508)	5,653
of which loans held-for-sale	6,851	1,259	(2,415)	2,832	(2,242)	478	(960)	1		(21)	0		(13)	(479)	5,291
Total assets at fair value	35,857	4,276	(5,362)	7,882	(8,034)	2,695	(5,261)	(8)		59	0		(10)	(2,216)	29,878
Liabilities (CHF million)
Customer deposits	100	15	(20)	0	0	0	(28)	0		0	0		0	(9)	58
Trading liabilities	6,417	971	(1,039)	37	(18)	588	(2,054)	27		(175)	(2)		1	(340)	4,413
of which interest rate derivatives	1,202	27	(233)	0	0	95	(142)	(3)		17	0		1	(67)	897
of which foreign exchange derivatives	560	2	0	0	0	3	(43)	0		(210)	0		0	(27)	285
of which equity/index-related derivatives	1,466	44	(468)	0	0	129	(190)	43		214	0		0	(87)	1,151
of which credit derivatives	2,760	766	(332)	0	0	164	(1,567)	(13)		(188)	(2)		0	(131)	1,457
Short-term borrowings	95	49	(10)	0	0	175	(90)	0		7	0		0	(8)	218
Long-term debt	14,608	1,189	(2,724)	0	0	4,926	(3,108)	6		(185)	0		0	(865)	13,847
of which structured notes over two years	10,267	454	(1,901)	0	0	3,688	(2,209)	8		(125)	0		0	(619)	9,563
of which non-recourse liabilities	2,952	626	(655)	0	0	552	(470)	(2)		(52)	0		0	(165)	2,786
Other liabilities	3,363	45	(1,129)	104	(72)	0	(178)	0		(83)	7		214	(201)	2,070
of which failed sales	616	4	(4)	91	(46)	0	0	2		(115)	0		0	(34)	514
Total liabilities at fair value	24,583	2,269	(4,922)	141	(90)	5,689	(5,458)	33		(436)	5		215	(1,423)	20,606
Net assets/(liabilities) at fair value	11,274	2,007	(440)	7,741	(7,944)	(2,994)	197	(41)		495	(5)		(225)	(793)	9,272
1 For all transfers to level 3 or out of level 3, the Group determines and discloses as level 3 events only gains or losses through the last day of the reporting period.
Gains and losses on assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (level 3)
in	6M16				6M15
	Trading revenues	Other revenues	Total revenues		Trading revenues	Other revenues	Total revenues
Gains and losses on assets and liabilities (CHF million)
Net realized/unrealized gains/(losses) included in net revenues	(80)	108	28	[1]	454	(230)	224	[1]
Whereof:
Unrealized gains/(losses) relating to assets and liabilities still held as of the reporting date	(294)	13	(281)		(464)	(21)	(485)
1 Excludes net realized/unrealized gains/(losses) attributable to foreign currency translation impact.
Both observable and unobservable inputs may be used to determine the fair value of positions that have been classified within level 3. As a result, the unrealized gains and losses for assets and liabilities within level 3 presented in the table above may include changes in fair value that were attributable to both observable and unobservable inputs.
The Group employs various economic hedging techniques in order to manage risks, including risks in level 3 positions. Such techniques may include the purchase or sale of financial instruments that are classified in levels 1 and/or 2. The realized and unrealized gains and losses for assets and liabilities in level 3 presented in the table above do not reflect the related realized or unrealized gains and losses arising on economic hedging instruments classified in levels 1 and/or 2.
Transfers in and out of level 3
Transfers into level 3 assets during 6M16 were CHF 2,874 million, primarily from trading assets and loans. The transfers were primarily in the corporate credit and emerging markets businesses due to limited observability of pricing data and reduced pricing information from external providers. Transfers out of level 3 assets during 6M16 were CHF 3,147 million, primarily in trading assets and loans held-for-sale. The transfers out of level 3 assets were primarily in the corporate credit, emerging markets and prime services businesses due to increased availability of pricing information.
Transfers into level 3 assets during 2Q16 were CHF 1,484 million, primarily from trading assets. The transfers were primarily in the corporate credit and emerging markets businesses due to limited observability of pricing data and reduced pricing information from external providers. Transfers out of level 3 assets during 2Q16 were CHF 1,289 million, primarily in trading assets. The transfers out of level 3 assets were primarily in the global credit, emerging markets and prime services businesses due to increased availability of pricing information.
Qualitative disclosures of valuation techniques
Overview
The Group has implemented and maintains a valuation control framework, which is supported by policies and procedures that define the principles for controlling the valuation of the Group’s financial instruments.
> Refer to “Note 35 – Financial instruments” in V – Consolidated financial statements – Credit Suisse Group in the Credit Suisse Annual Report 2015 for further information on the Group’s valuation control framework.
The following information on the valuation techniques and significant unobservable inputs of the various financial instruments, and the sensitivity of fair value measurements to changes in significant unobservable inputs, should be read in conjunction with the tables “Quantitative information about level 3 assets at fair value” and “Quantitative information about level 3 liabilities at fair value”.
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions
Securities purchased under resale agreements and securities sold under repurchase agreements are measured at fair value using discounted cash flow analysis. Future cash flows are discounted using observable market interest rate repurchase/resale curves for the applicable maturity and underlying collateral of the instruments. As such, the significant majority of both securities purchased under resale agreements and securities sold under repurchase agreements are included in level 2 of the fair value hierarchy. Structured resale and repurchase agreements include embedded derivatives, which are measured using the same techniques as described below for stand-alone derivative contracts held for trading purposes or used in hedge accounting relationships. If the value of the embedded derivative is determined using significant unobservable inputs, those structured resale and repurchase agreements are classified within level 3 of the fair value hierarchy. The significant unobservable input is funding spread.
Securities purchased under resale agreements are usually fully collateralized or over collateralized by government securities, money market instruments, corporate bonds, or other debt instruments. In the event of counterparty default, the collateral service agreement provides the Group with the right to liquidate the collateral held.
Debt securities
Foreign governments and corporates
Government debt securities typically have quoted prices in active markets and are categorized as level 1 instruments. For debt securities for which market prices are not available, valuations are based on yields reflecting credit rating, historical performance, delinquencies, loss severity, the maturity of the security, recent transactions in the market or other modeling techniques, which may involve judgment. Those securities where the price or model inputs are observable in the market are categorized as level 2 instruments, while those securities where prices are not observable and significant model inputs are unobservable are categorized as level 3 of the fair value hierarchy.
Corporate bonds are priced to reflect current market levels either through recent market transactions or broker or dealer quotes. Where a market price for the particular security is not directly available, valuations are obtained based on yields reflected by other instruments in the specific or similar entity’s capital structure and adjusting for differences in seniority and maturity, benchmarking to a comparable security where market data is available (taking into consideration differences in credit, liquidity and maturity), or through the application of cash flow modeling techniques utilizing observable inputs, such as current interest rate curves and observable CDS spreads. Significant unobservable inputs may include price and correlation. For securities using market comparable price, the differentiation between level 2 and level 3 is based upon the relative significance of any yield adjustments as well as the accuracy of the comparison characteristics (i.e., the observable comparable security may be in the same country but a different industry and may have a different seniority level – the lower the comparability the more likely the security will be level 3).
CMBS, RMBS and CDO securities
Fair values of RMBS, CMBS and CDO may be available through quoted prices, which are often based on the prices at which similarly structured and collateralized securities trade between dealers and to and from customers. Fair values of RMBS, CMBS and CDO for which there are significant unobservable inputs are valued using capitalization rate and discount rate. Price may not be observable for fair value measurement purposes for many reasons, such as the length of time since the last executed transaction for the related security, use of a price from a similar instrument, or use of a price from an indicative quote. Fair values determined by market comparable price may include discounted cash flow models using the inputs prepayment rate, default rate, loss severity, discount rate and credit spread. Prices from similar observable instruments are used to calculate implied inputs which are then used to value unobservable instruments using discounted cash flow. The discounted cash flow price is then compared to the unobservable prices and assessed for reasonableness.
For most structured debt securities, determination of fair value requires subjective assessment depending on liquidity, ownership concentration, and the current economic and competitive environment. Valuation is determined based on the Front Office’s own assumptions about how market participants would price the asset. Collateralized bond and loan obligations are split into various structured tranches and each tranche is valued based upon its individual rating and the underlying collateral supporting the structure. Valuation models are used to value both cash and synthetic CDOs.
Equity securities
The majority of the Group’s positions in equity securities are traded on public stock exchanges for which quoted prices are readily and regularly available and are therefore categorized as level 1 instruments. Level 2 and level 3 equities include fund-linked products, convertible bonds or equity securities with restrictions that are not traded in active markets. Significant unobservable inputs may include earnings before interest, taxes, depreciation and amortization (EBITDA) multiple.
Derivatives
Derivatives held for trading purposes or used in hedge accounting relationships include both OTC and exchange-traded derivatives. The fair values of exchange-traded derivatives measured using observable exchange prices are included in level 1 of the fair value hierarchy. For exchange-traded derivatives where the volume of trading is low, the observable exchange prices may not be considered executable at the reporting date. These derivatives are valued in the same manner as similar observable OTC derivatives and are included in level 2 of the fair value hierarchy. If the similar OTC derivative used for valuing the exchange-traded derivative is not observable, the exchange-traded derivative is included in level 3 of the fair value hierarchy.
The fair values of OTC derivatives are determined on the basis of either industry standard models or internally developed proprietary models. Both model types use various observable and unobservable inputs in order to determine fair value. The inputs include those characteristics of the derivative that have a bearing on the economics of the instrument. The determination of the fair value of many derivatives involves only a limited degree of subjectivity because the required inputs are observable in the marketplace, while more complex derivatives may use unobservable inputs that rely on specific proprietary modeling assumptions. Where observable inputs (prices from exchanges, dealers, brokers or market consensus data providers) are not available, attempts are made to infer values from observable prices through model calibration (spot and forward rates, mean reversion, benchmark interest rate curves and volatility inputs for commonly traded option products). For inputs that cannot be derived from other sources, estimates from historical data may be made. OTC derivatives where the majority of the value is derived from market observable inputs are categorized as level 2 instruments, while those where the majority of the value is derived from unobservable inputs are categorized as level 3 of the fair value hierarchy.
The valuation of derivatives includes an adjustment for the cost of funding uncollateralized OTC derivatives.
Interest rate derivatives
OTC vanilla interest rate products, such as interest rate swaps, swaptions, and caps and floors are valued by discounting the anticipated future cash flows. The future cash flows and discounting are derived from market standard yield curves and industry standard volatility inputs. Where applicable, exchange-traded prices are also used to value exchange-traded futures and options and can be used in yield curve construction. For more complex products, inputs include, but are not limited to correlation, volatility skew, prepayment rate, basis spread, gap risk and funding spread.
Foreign exchange derivatives
Foreign exchange derivatives include vanilla products such as spot, forward and option contracts where the anticipated discounted future cash flows are determined from foreign exchange forward curves and industry standard optionality modeling techniques. Where applicable, exchange-traded prices are also used for futures and option prices. For more complex products inputs include, but are not limited to prepayment rate and correlation.
Equity and index-related derivatives
Equity derivatives include a variety of products ranging from vanilla options and swaps to exotic structures with bespoke payoff profiles. The main inputs in the valuation of equity derivatives may include volatility, buyback probability, gap risk and correlation.
Generally, the interrelationship between the volatility and correlation is positively correlated.
Credit derivatives
Credit derivatives include index and single name CDS in addition to more complex structured credit products. Vanilla products are valued using industry standard models and inputs that are generally market observable including credit spread and recovery rate.
Complex structured credit derivatives are valued using proprietary models requiring unobservable inputs such as recovery rate, credit spread and correlation. These inputs are generally implied from available market observable data. Fair values determined by price may include discounted cash flow models using the inputs prepayment rate, default rate, loss severity and discount rate.
Other trading assets
Other trading assets primarily include RMBS loans and life settlement and premium finance instruments. Life settlement and premium finance instruments are valued using proprietary models with several inputs. The significant unobservable inputs of the fair value for life settlement and premium finance instruments is the estimate of market implied life expectancy, while for RMBS loans it is market comparable price.
For life settlement and premium finance instruments, individual life expectancy rates are typically obtained by multiplying a base mortality curve for the general insured population provided by a professional actuarial organization together with an individual-specific multiplier. Individual-specific multipliers are determined based on data from third-party life expectancy data providers, which examine the insured individual’s medical conditions, family history and other factors to arrive at a life expectancy estimate.
For RMBS loans, the use of market comparable price varies depending upon each specific loan. For some loans, similar to unobservable RMBS securities, prices from similar observable instruments are used to calculate implied inputs which are then used to value unobservable instruments using discounted cash flow. The discounted cash flow price is then compared to the unobservable prices and assessed for reasonableness. For other RMBS loans, the loans are categorized by specific characteristics, such as loan-to-value ratio, average account balance, loan type (single or multi-family), lien, seasoning, coupon, FICO score, locality, delinquency status, cash flow velocity, roll rates, loan purpose, occupancy, servicers advance agreement type, modification status, Federal Housing Administration insurance, property value and documentation quality. Loans with unobservable prices are put into consistent buckets which are then compared to market observable comparable prices in order to assess the reasonableness of those unobservable prices.
Other investments
Private equity, hedge funds and other equity investments
Other equity investments principally includes equity investments in the form of a) direct investments in third-party hedge funds, private equity funds and funds of funds, b) equity-method investments where the Group has the ability to significantly influence the operating and financial policies of the investee, and c) direct investments in non-marketable equity securities.
Direct investments in third-party hedge funds, private equity funds and funds of funds are measured at fair value based on their published NAVs as permitted by ASC Topic 820 – Fair Value Measurement. In some cases, NAVs may be adjusted where there is sufficient evidence that the NAV published by the investment manager is not in line with the fund’s observable market data, it is probable that the investment will be sold for an amount other than NAV or there exist other circumstances that would require an adjustment to the published NAV. Although rarely adjusted, significant judgment is involved in making any adjustments to the published NAVs. The investments for which the fair value is measured using the net asset value practical expedient are not categorized within the fair value hierarchy.
Direct investments in non-marketable equity securities consist of both real estate investments and non-real estate investments. Equity-method investments and direct investments in non-marketable equity securities are initially measured at their transaction price, as this is the best estimate of fair value. Thereafter, these investments are individually measured at fair value based upon a number of factors that include any recent rounds of financing involving third-party investors, comparable company transactions, multiple analyses of cash flows or book values, or discounted cash flow analyses. The availability of information used in these modeling techniques is often limited and involves significant judgment in evaluating these different factors over time. As a result, these investments are included in level 3 of the fair value hierarchy.
Life finance instruments
Life finance instruments include Single Premium Immediate Annuities (SPIA) and other premium finance instruments. Life finance instruments are valued in a similar manner as described for life settlement and premium finance instruments under the other trading assets section above.
Loans
The Group’s loan portfolio which is measured at fair value primarily consists of commercial and industrial loans and loans to financial institutions. Within these categories, loans measured at fair value include commercial loans, real estate loans, corporate loans, leverage finance loans and emerging market loans. Fair value is based on recent transactions and quoted prices, where available. Where recent transactions and quoted prices are not available, fair value may be determined by relative value benchmarking (which includes pricing based upon another position in the same capital structure, other comparable loan issues, generic industry credit spreads, implied credit spreads derived from CDS for the specific borrower, and enterprise valuations) or calculated based on the exit price of the collateral, based on current market conditions.
Both the funded and unfunded portion of revolving credit lines on the corporate lending portfolio are valued using a loan pricing model, which requires estimates of significant inputs including credit spreads, recovery rates, credit conversion factors, and weighted average life of the loan. Significant unobservable inputs may include credit spread and price.
The Group’s other assets and liabilities include mortgage loans held in conjunction with securitization activities and assets and liabilities of VIEs and mortgage securitizations that do not meet the criteria for sale treatment under US GAAP. The fair value of mortgage loans held in conjunction with securitization activities is determined on a whole-loan basis and is consistent with the valuation of RMBS loans discussed in “Other trading assets” above. Whole-loan valuations are calculated based on the exit price reflecting the current market conditions. The fair value of assets and liabilities of VIEs and mortgage securitizations that do not meet the criteria for sale treatment under US GAAP are determined based on the quoted prices for securitized bonds, where available, or on cash flow analyses for securitized bonds, when quoted prices are not available. The fair value of the consolidated financial assets of RMBS and CMBS securitization vehicles, which qualify as collateralized financing entities, are measured on the basis of the more observable fair value of the VIEs financial liabilities.
Accrual based loans in the Group’s private, corporate and institutional banking businesses, for which an estimated fair value is disclosed in the table “Carrying value and fair value of financial instruments not carried at fair value” below, include consumer loans relating to mortgages, loans collateralized by securities or consumer finance, as well as corporate and institutional loans relating to real estate, commercial and industrial loans, and loans to financial institutions, governments and public institutions. Fair values for these loans are determined by using a discounted cash flow model. Future cash flows are discounted using risk-adjusted discount rates which are derived from observable market interest rates for the applicable maturity and currency and from counterparty-related credit spreads.
Deposits
Accrual based deposits with a stated maturity, for which an estimated fair value is disclosed in the table “Carrying value and fair value of financial instruments not carried at fair value” below, are generally fair valued by using a discounted cash flow model incorporating the Group’s credit spreads. The estimated fair value of accrual accounted deposits without a stated maturity approximates the carrying amount; however, the value does not include an estimate of the value attributed to the long-term relationships with its customers that in the aggregate adds significant value to the Group’s stable deposit base.
Short-term borrowings and long-term debt
The Group’s short-term borrowings and long-term debt include structured notes (hybrid financial instruments that are both bifurcatable and non-bifurcatable) and vanilla debt. The fair value of structured notes is based on quoted prices, where available. When quoted prices are not available, fair value is determined by using a discounted cash flow model incorporating the Group’s credit spreads, the value of derivatives embedded in the debt and the residual term of the issuance based on call options. Derivatives structured into the issued debt are valued consistently with the Group’s stand-alone derivative contracts held for trading purposes or used in hedge accounting relationships as discussed above. The fair value of structured debt is heavily influenced by the combined call options and performance of the underlying derivative returns. Significant unobservable inputs for long-term debt include buyback probability, gap risk, correlation, volatility, credit spread, mean reversion and price.
Generally, the interrelationships between volatility, correlation, gap risk and credit spread inputs are positively correlated.
Other liabilities
Failed sales
These liabilities represent the financing of assets that did not achieve sale accounting treatment under US GAAP. Failed sales are valued in a manner consistent with the related underlying financial instruments.
Short-term financial instruments
Certain short-term financial instruments are not carried at fair value on the balance sheet, but a fair value has been disclosed in the table “Carrying value and fair value of financial instruments not carried at fair value” below. These instruments include: cash and due from banks, cash collateral receivables and payables and other receivables and payables arising in the ordinary course of business. For these financial instruments, the carrying value approximates the fair value due to the relatively short period of time between their origination and expected realization, as well as the minimal credit risk inherent in these instruments.
Sensitivity of fair value measurements to changes in significant unobservable inputs
For level 3 assets with a significant unobservable input of EBITDA multiple, market implied life expectancy (for life finance instruments), buyback probability, correlation, price, volatility, volatility skew or funding spread, in general, an increase in the significant unobservable input would increase the fair value. For level 3 assets with a significant unobservable input of market implied life expectancy (for life settlement and premium finance instruments), capitalization rate, discount rate, prepayment rate, gap risk, recovery rate or credit spread, in general, an increase in the significant unobservable input would decrease the fair value.
For level 3 liabilities, in general, an increase in the related significant unobservable inputs would have the inverse impact on fair value. An increase in the significant unobservable input mean reversion would increase the fair value. An increase in the significant unobservable input basis spread would decrease the fair value.
Interrelationships between significant unobservable inputs
Except as noted above, there are no material interrelationships between the significant unobservable inputs for the financial instruments. As the significant unobservable inputs move independently, generally an increase or decrease in one significant unobservable input will have no impact on the other significant unobservable inputs.
Quantitative disclosures of valuation techniques
The following tables provide the representative range of minimum and maximum values and the associated weighted averages of each significant unobservable input for level 3 assets and liabilities by the related valuation technique most significant to the related financial instrument.
Quantitative information about level 3 assets at fair value
end of 2Q16	Fair value	Valuation technique	Unobservable input	Minimum value	Maximum value	Weighted average	[1]
CHF million, except where indicated
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	300	Discounted cash flow	Funding spread, in bp	10	450	215
Debt	4,456
of which corporates	2,289
of which	467	Option model	Correlation, in %	(85)	98	22
of which	1,440	Market comparable	Price, in %	0	131	92
of which	47	Discounted cash flow	Credit spread, in bp	140	1,169	292
of which RMBS	373	Discounted cash flow	Discount rate, in %	0	39	8
			Prepayment rate, in %	0	28	9
			Default rate, in %	0	15	4
			Loss severity, in %	0	100	55
of which CMBS	57	Discounted cash flow	Capitalization rate, in %	7	8	7
			Discount rate, in %	0	11	5
			Prepayment rate, in %	0	15	5
of which CDO	1,429
of which	206	Discounted cash flow	Discount rate, in %	5	32	16
			Prepayment rate, in %	0	20	11
			Credit spread, in bp	166	305	213
			Default rate, in %	0	8	2
			Loss severity, in %	3	100	62
of which	805	Market comparable	Price, in %	207	207	207
Equity	337	Market comparable	EBITDA multiple	0	10	6
1
Cash instruments are generally presented on a weighted average basis, while certain derivative instruments either contain a combination of weighted averages and arithmetic means of the related inputs or are presented on an arithmetic mean basis.

Quantitative information about level 3 assets at fair value (continued)
end of 2Q16	Fair value	Valuation technique	Unobservable input		Minimum value	Maximum value	Weighted average	[1]
CHF million, except where indicated
Derivatives	5,051
of which interest rate products	782	Option model	Correlation, in %		16	100	49
			Prepayment rate, in %		1	36	14
			Volatility skew, in %		(8)	0	(3)
of which equity/index-related products	1,181	Option model	Correlation, in %		(85)	98	21
			Volatility, in %		0	144	18
			Buyback probability, in %	[2]	50	100	63
			Gap risk, in %	[3]	0	5	2
of which credit derivatives	1,580	Discounted cash flow	Credit spread, in bp		0	2,799	398
			Recovery rate, in %		0	93	23
			Discount rate, in %		3	55	20
			Default rate, in %		0	33	6
			Loss severity, in %		15	100	64
			Correlation, in %		43	97	92
			Prepayment rate, in %		0	12	5
Other	4,847
of which	3,551	Market comparable	Price, in %		0	102	41
of which	941	Discounted cash flow	Market implied life expectancy, in years		3	17	9
Trading assets	14,691
Investment securities	155	–	–		–	–	–
Private equity	7	–	–		–	–	–
Other equity investments	410	–	–		–	–	–
Life finance instruments	1,687	Discounted cash flow	Market implied life expectancy, in years		2	19	7
Other investments	2,104
Loans	8,991
of which commercial and industrial loans	5,837
of which	4,783	Discounted cash flow	Credit spread, in bp		5	5,400	431
of which	995	Market comparable	Price, in %		0	106	64
of which financial institutions	1,623
of which	1,546	Discounted cash flow	Credit spread, in bp		78	846	333
of which	14	Market comparable	Price, in %		0	70	70
Other intangible assets (mortgage servicing rights)	111	–	–		–	–	–
Other assets	2,838
of which loans held-for-sale	2,399
of which	274	Vendor price	Price, in %		25	99	97
of which	828	Discounted cash flow	Credit spread, in bp		117	1,845	374
			Recovery rate, in %		0	1	1
of which	945	Market comparable	Price, in %		0	101	65
Total level 3 assets at fair value	29,190
1
Cash instruments are generally presented on a weighted average basis, while certain derivative instruments either contain a combination of weighted averages and arithmetic means of the related inputs or are presented on an arithmetic mean basis.

2 Estimate of the probability of structured notes being put back to the Group at the option of the investor over the remaining life of the financial instruments.
3 Risk of unexpected large declines in the underlying values occuring between collateral settlement dates.
Quantitative information about level 3 assets at fair value (continued)
end of 4Q15	Fair value	Valuation technique	Unobservable input	Minimum value	Maximum value	Weighted average	[1]
CHF million, except where indicated
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	158	Discounted cash flow	Funding spread, in bp	350	475	361
Debt	4,563
of which corporates	1,745
of which	240	Option model	Correlation, in %	(87)	99	17
of which	836	Market comparable	Price, in %	0	128	29
of which	285	Discounted cash flow	Credit spread, in bp	134	1,408	493
of which RMBS	814	Discounted cash flow	Discount rate, in %	1	36	8
			Prepayment rate, in %	0	27	9
			Default rate, in %	0	20	3
			Loss severity, in %	0	100	50
of which CMBS	215	Discounted cash flow	Capitalization rate, in %	7	8	7
			Discount rate, in %	0	23	8
			Prepayment rate, in %	0	16	3
			Default rate, in %	0	32	1
			Loss severity, in %	0	75	4
of which CDO	1,298
of which	66	Vendor price	Price, in %	0	100	96
of which	329	Discounted cash flow	Discount rate, in %	1	25	11
			Prepayment rate, in %	0	20	14
			Credit spread, in bp	293	336	309
			Default rate, in %	0	10	2
			Loss severity, in %	0	100	46
of which	807	Market comparable	Price, in %	214	214	214
Equity	871
of which	342	Option model	Volatility, in %	2	253	29
of which	471	Market comparable	EBITDA multiple	3	12	8
			Price, in %	0	202	96
1
Cash instruments are generally presented on a weighted average basis, while certain derivative instruments either contain a combination of weighted averages and arithmetic means of the related inputs or are presented on an arithmetic mean basis.

Quantitative information about level 3 assets at fair value (continued)
end of 4Q15	Fair value	Valuation technique	Unobservable input		Minimum value	Maximum value	Weighted average	[1]
CHF million, except where indicated
Derivatives	4,831
of which interest rate products	791	Option model	Correlation, in %		17	100	63
			Prepayment rate, in %		1	36	16
			Volatility skew, in %		(8)	0	(2)
			Mean reversion, in %	[2]	5	10	10
			Credit spread, in bp		130	1,687	330
of which equity/index-related products	936
	778	Option model	Correlation, in %		(87)	99	23
			Volatility, in %		0	253	26
	109	Market comparable	EBITDA multiple		4	10	7
			Price, in %		97	97	97
of which credit derivatives	1,568	Discounted cash flow	Credit spread, in bp		1	2,349	331
			Recovery rate, in %		0	60	23
			Discount rate, in %		2	50	19
			Default rate, in %		1	35	6
			Loss severity, in %		15	100	64
			Correlation, in %		43	97	85
			Prepayment rate, in %		0	12	4
			Funding spread, in bp		61	68	67
Other	4,266
of which	2,859	Market comparable	Price, in %		0	106	45
of which	865	Discounted cash flow	Market implied life expectancy, in years		3	18	8
Trading assets	14,531
Investment securities	148	–	–		–	–	–
Other equity investments	366	–	–		–	–	–
Life finance instruments	1,669	Discounted cash flow	Market implied life expectancy, in years		2	20	8
Other investments	2,035
Loans	8,950
of which commercial and industrial loans	5,735
of which	3,799	Discounted cash flow	Credit spread, in bp		70	2,528	474
of which	1,146	Market comparable	Price, in %		0	106	65
of which financial institutions	1,729
	1,451	Discounted cash flow	Credit spread, in bp		84	826	359
	109	Market comparable	Price, in %		0	100	98
Other intangible assets (mortgage servicing rights)	112	–	–		–	–	–
Other assets	7,087
of which loans held-for-sale	6,768
of which	3,594	Vendor price	Price, in %		0	101	97
of which	722	Discounted cash flow	Credit spread, in bp		99	3,220	515
			Recovery rate, in %		1	1	1
of which	2,251	Market comparable	Price, in %		0	104	76
Total level 3 assets at fair value	33,021
1
Cash instruments are generally presented on a weighted average basis, while certain derivative instruments either contain a combination of weighted averages and arithmetic means of the related inputs or are presented on an arithmetic mean basis.

2 Management's best estimate of the speed at which interest rates will revert to the long-term average.
Quantitative information about level 3 liabilities at fair value
end of 2Q16	Fair value	Valuation technique	Unobservable input		Minimum value	Maximum value	Weighted average	[1]
CHF million, except where indicated
Customer deposits	327	–	–		–	–	–
Trading liabilities	4,733
of which interest rate derivatives	543	Option model	Basis spread, in bp		(16)	73	39
			Correlation, in %		16	100	82
			Prepayment rate, in %		0	36	7
			Gap risk, in %	[2]	20	20	20
			Funding spread, in bp		218	218	218
of which foreign exchange derivatives	436	Option model	Correlation, in %		(10)	70	55
			Prepayment rate, in %		25	36	30
of which equity/index-related derivatives	1,236	Option model	Correlation, in %		(85)	98	21
			Volatility, in %		2	144	26
			Buyback probability, in %	[3]	50	100	63
of which credit derivatives	1,904	Discounted cash flow	Credit spread, in bp		0	2,799	274
			Discount rate, in %		3	55	20
			Default rate, in %		0	33	6
			Recovery rate, in %		2	82	25
			Loss severity, in %		15	100	64
			Correlation, in %		16	96	64
			Prepayment rate, in %		0	14	5
Short-term borrowings	108	–	–		–	–	–
Long-term debt	12,534
of which structured notes over two years	11,289
of which	10,396	Option model	Correlation, in %		(85)	99	22
			Volatility, in %		2	144	30
			Buyback probability, in %	[3]	50	100	63
			Gap risk, in %	[2]	0	2	1
			Mean reversion, in %	[4]	(14)	(1)	(7)
of which	667	Discounted cash flow	Credit spread, in bp		1	2,011	236
Other liabilities	1,839
of which failed sales	505
of which	424	Market comparable	Price, in %		0	100	79
of which	37	Discounted cash flow	Discount rate, in %		6	43	25
Total level 3 liabilities at fair value	19,541
1
Cash instruments are generally presented on a weighted average basis, while certain derivative instruments either contain a combination of weighted averages and arithmetic means of the related inputs or are presented on an arithmetic mean basis.

2 Risk of unexpected large declines in the underlying values occuring between collateral settlement dates.
3 Estimate of the probability of structured notes being put back to the Group at the option of the investor over the remaining life of the financial instruments.
4 Management's best estimate of the speed at which interest rates will revert to the long-term average.
Quantitative information about level 3 liabilities at fair value (continued)
end of 4Q15	Fair value	Valuation technique	Unobservable input		Minimum value	Maximum value	Weighted average	[1]
CHF million, except where indicated
Customer deposits	254	–	–		–	–	–
Trading liabilities	4,615
of which interest rate derivatives	578	Option model	Basis spread, in bp		(7)	53	25
			Correlation, in %		17	100	75
			Mean reversion, in %	[2]	5	10	8
			Prepayment rate, in %		0	36	9
			Gap risk, in %	[3]	20	20	20
			Funding spread, in bp		218	218	218
of which foreign exchange derivatives	329	Option model	Correlation, in %		(10)	70	54
			Prepayment rate, in %		24	36	30
of which equity/index-related derivatives	1,347	Option model	Correlation, in %		(87)	99	17
			Volatility, in %		2	253	26
			Buyback probability, in %	[4]	50	100	59
of which credit derivatives	1,757	Discounted cash flow	Credit spread, in bp		1	1,687	275
			Discount rate, in %		2	50	19
			Default rate, in %		1	33	5
			Recovery rate, in %		8	60	27
			Loss severity, in %		15	100	64
			Correlation, in %		17	95	80
			Funding spread, in bp		51	68	68
			Prepayment rate, in %		0	12	5
Short-term borrowings	72	–	–		–	–	–
Long-term debt	14,123
of which structured notes over two years	9,924	Option model	Correlation, in %		(87)	99	17
			Volatility, in %		2	253	28
			Buyback probability, in %	[4]	50	100	59
			Gap risk, in %	[3]	0	3	1
			Credit spread, in bp		153	182	177
of which non-recourse liabilities	3,197
of which	3,183	Vendor price	Price, in %		0	101	97
of which	14	Market comparable	Price, in %		0	87	9
Other liabilities	2,491
of which failed sales	454
of which	379	Market comparable	Price, in %		0	106	90
of which	68	Discounted cash flow	Credit spread, in bp		571	1,687	1,425
			Discount rate, in %		7	23	15
Total level 3 liabilities at fair value	21,555
1
Cash instruments are generally presented on a weighted average basis, while certain derivative instruments either contain a combination of weighted averages and arithmetic means of the related inputs or are presented on an arithmetic mean basis.

2 Management's best estimate of the speed at which interest rates will revert to the long-term average.
3 Risk of unexpected large declines in the underlying values occuring between collateral settlement dates.
4 Estimate of the probability of structured notes being put back to the Group at the option of the investor over the remaining life of the financial instruments.
Qualitative discussion of the ranges of significant unobservable inputs
The following sections provide further information about the ranges of significant unobservable inputs included in the tables above. The level of aggregation and diversity within the financial instruments disclosed in the tables above results in certain ranges of significant inputs being wide and unevenly distributed across asset and liability categories.
Discount rate
The discount rate is the rate of interest used to calculate the present value of the expected cash flows of a financial instrument. There are multiple factors that will impact the discount rate for any given financial instrument including the coupon on the instrument, the term and the underlying risk of the expected cash flows. Two instruments of similar term and expected cash flows may have significantly different discount rates because the coupons on the instruments are different.
Default rate and loss severity
For financial instruments backed by residential real estate or other assets, diversity in the portfolio is reflected in a wide range for loss severity due to varying levels of default. The lower end of the range represents high performing or government guaranteed collateral with a low probability of default or guaranteed timely payment of principal and interest, while the higher end of the range relates to collateral with a greater risk of default.
Credit spread and recovery rate
For financial instruments where credit spread is the significant unobservable input, the wide range represents positions with varying levels of risk. The lower end of the credit spread range typically represents shorter-dated instruments and/or those with better perceived credit risk. The higher end of the range typically comprises longer-dated financial instruments or those referencing non-performing, distressed or impaired reference credits. Similarly, the spread between the reference credit and an index can vary significantly based on the risk of the instrument. The spread will be positive for instruments that have a higher risk of default than the index (which is based on a weighted average of its components) and negative for instruments that have a lower risk of default than the index.
Similarly, recovery rates can vary significantly depending upon the specific assets and terms of each transaction. Transactions with higher seniority or more valuable collateral will have higher recovery rates, while those transactions which are more subordinated or with less valuable collateral will have lower recovery rates.
Correlation
There are many different types of correlation inputs, including credit correlation, cross-asset correlation (such as equity-interest rate correlation), and same-asset correlation (such as interest rate-interest rate correlation). Correlation inputs are generally used to value hybrid and exotic instruments. Due to the complex and unique nature of these instruments, the ranges for correlation inputs can vary widely across portfolios.
Prepayment rate
Prepayment rates may vary from collateral pool to collateral pool, and are driven by a variety of collateral-specific factors, including the type and location of the underlying borrower, the remaining tenor of the obligation and the level and type (e.g., fixed or floating) of interest rate being paid by the borrower.
Volatility and volatility skew
Volatility and its skew are both impacted by the underlying risk, term and strike price of the derivative. In the case of interest rate derivatives, volatility may vary significantly between different underlying currencies and expiration dates on the options. Similarly, in the case of equity derivatives, the volatility attributed to a structure may vary depending upon the underlying reference name on the derivative.
Market implied life expectancy
Market implied life expectancy is the primary significant unobservable input on such products as life settlement, premium finance and SPIA, and represents the estimated mortality rate for the underlying insured for each contract. This estimate may vary depending upon multiple factors including the age and specific health characteristics of the insured.
Price
Bond equivalent price is a primary significant unobservable input for multiple products. Where market prices are not available for an instrument, benchmarking may be utilized to identify comparable issues (same industry and similar product mixes) while adjustments are considered for differences in deal terms and performance.
Buyback probability
Buyback probability is the probability assigned to structured notes being unwound prior to their legal maturity.
Gap risk
Gap risk is the primary significant unobservable input for fund-linked Constant Proportion Portfolio Insurance products and structures where the payoff may be sensitive to discontinuity in the hedging portfolio.
Mean reversion
Mean reversion is the primary significant unobservable input for callable constant maturity swap (CMS) spread exotics and represents the idea that prices and returns eventually move back towards the historical average.
Funding spread
Funding spread is the primary significant unobservable input for special purpose vehicle funding facilities. Synthetic funding curves which represent the assets pledged as collateral are used to value structured financing transactions. The curves provide an estimate of where secured funding can be sourced and are expressed as a basis point spread in relation to the referenced benchmark rate.
Capitalization rate
Capitalization rate is the primary significant unobservable input for CMBS loans and is used to estimate the potential return on investment. This is done by dividing the yearly income by the total value of the property.
Basis spread
Basis spread is the primary significant unobservable input for non-callable constant maturity treasury-CMS products and is used to determine interest rate risk as a result of differing lending and borrowing rates.
EBITDA multiple
EBITDA multiple is a primary significant unobservable input for some equity deals which are benchmarked using industry comparables. The EBITDA multiple may be preferred over other measures because it is normalized for differences between the accounting policies of similar companies.
Fair value measurements of investments in certain entities that calculate NAV per share
Investments in funds held in trading assets and liabilities primarily include positions held in equity funds of funds as an economic hedge for structured notes and derivatives issued to clients that reference the same underlying risk and liquidity terms of the fund. A majority of these funds have limitations imposed on the amount of withdrawals from the fund during the redemption period due to illiquidity of the investments. In other instances, the withdrawal amounts may vary depending on the redemption notice period and are usually larger for the longer redemption notice periods. In addition, penalties may apply if redemption is within a certain time period from initial investment.
Investment in funds held in other investments principally involves private securities and, to a lesser extent, publicly traded securities and fund of funds. Several of these investments have redemption restrictions subject to the discretion of the Board of Directors of the fund and/or redemption is permitted without restriction, but is limited to a certain percentage of total assets or only after a certain date.
Furthermore, for those investments held in both trading assets and other investments that are nonredeemable, the underlying assets of such funds are expected to be liquidated over the life of the fund, which is generally up to 10 years.
The following table pertains to investments in certain entities that calculate NAV per share or its equivalent, primarily private equity and hedge funds. These investments do not have a readily determinable fair value and are measured at fair value using NAV.
Fair value, unfunded commitments and term of redemption conditions
end of	2Q16							4Q15
	Non- redeemable		Redeemable		Total fair value	Unfunded commit- ments		Non- redeemable		Redeemable		Total fair value	Unfunded commit- ments
Fair value and unfunded commitments (CHF million)
Debt funds	0		0		0	0		2		0		2	0
Equity funds	69		1,701	[1]	1,770	0		79		1,606	[2]	1,685	0
Equity funds sold short	0		(5)		(5)	0		0		(6)		(6)	0
Total funds held in trading assets and liabilities	69		1,696		1,765	0		81		1,600		1,681	0
Debt funds	200		38		238	0		184		76		260	1
Equity funds	1		0		1	0		0		0		0	0
Others	0		35		35	0		0		35		35	0
Hedge funds	201		73	[3]	274	0		184		111	[4]	295	1
Debt funds	7		0		7	5		11		0		11	17
Equity funds	237		0		237	55		437		0		437	115
Real estate funds	221		0		221	57		282		0		282	76
Others	125		0		125	65		312		0		312	141
Private equities	590		0		590	182		1,042		0		1,042	349
Equity method investments	444		96		540	76		660		196		856	100
Total funds held in other investments	1,235		169		1,404	258		1,886		307		2,193	450
Total fair value	1,304	[5]	1,865	[6]	3,169	258	[7]	1,967	[5]	1,907	[6]	3,874	450	[7]
1
46% of the redeemable fair value amount of equity funds is redeemable on demand with a notice period primarily of less than 30 days, 29% is redeemable on an annual basis with a notice period of more than 60 days, 18% is redeemable on a monthly basis with a notice period primarily of less than 30 days, and 7% is redeemable on a quarterly basis with a notice period primarily of more than 45 days.

2
40% of the redeemable fair value amount of equity funds is redeemable on demand with a notice period primarily of less than 30 days, 31% is redeemable on an annual basis with a notice period of more than 60 days, 23% is redeemable on a monthly basis with a notice period primarily of less than 30 days, and 6% is redeemable on a quarterly basis with a notice period primarily of more than 45 days.

3
72% of the redeemable fair value amount of hedge funds is redeemable on a quarterly basis with a notice period primarily of more than 60 days, 18% is redeemable on demand with a notice period primarily of less than 30 days, 7% is redeemable on an annual basis with a notice period of more than 60 days, and 3% is redeemable on a monthly basis with a notice period of more than 30 days.

4
87% of the redeemable fair value amount of hedge funds is redeemable on a quarterly basis with a notice period primarily of more than 60 days, 5% is redeemable on demand with a notice period primarily of less than 30 days, 5% is redeemable on an annual basis with a notice period of more than 60 days, and 3% is redeemable on a monthly basis with a notice period of more than 30 days.

5 Includes CHF 179 million and CHF 464 million attributable to noncontrolling interests in 2Q16 and 4Q15, respectively.
6 Includes CHF 5 million and CHF 9 million attributable to noncontrolling interests in 2Q16 and 4Q15, respectively.
7 Includes CHF 51 million and CHF 176 million attributable to noncontrolling interests in 2Q16 and 4Q15, respectively.
Nonrecurring fair value changes
Certain assets and liabilities are measured at fair value on a nonrecurring basis; that is, they are not measured at fair value on an ongoing basis but are subject to fair value adjustments in certain circumstances, for example, when there is evidence of impairment. The Group typically uses nonfinancial assets measured at fair value on a recurring or nonrecurring basis in a manner that reflects their highest and best use. Nonrecurring measurements are completed as of period’s end unless otherwise stated.
Nonrecurring fair value changes
end of	2Q16	4Q15
CHF billion
Assets held-for-sale recorded at fair value on a nonrecurring basis	0.2	0.1
of which level 2	0.2	0.1
Fair value option
The Group has availed itself of the simplification in accounting offered under the fair value option, primarily in the investment banking businesses and International Wealth Management’s Asset Management business. This has been accomplished generally by electing the fair value option, both at initial adoption and for subsequent transactions, on items impacted by the hedge accounting requirements of US GAAP. That is, for instruments for which there was an inability to achieve hedge accounting and for which the Group is economically hedged, the Group has elected the fair value option. Similarly, where the Group manages an activity on a fair value basis but previously has been unable to achieve fair value accounting, the Group has utilized the fair value option to align its risk management reporting to its financial accounting.
> Refer to “Note 35 – Financial instruments” in V – Consolidated financial statements – Credit Suisse Group in the Credit Suisse Annual Report 2015 for further information on the Group’s election of the fair value option for certain of its financial statement captions.
Difference between the aggregate fair value and the aggregate unpaid principal balances of loans and financial instruments
end of	2Q16			4Q15
	Aggregate fair value	Aggregate unpaid principal	Difference	Aggregate fair value	Aggregate unpaid principal	Difference
Loans (CHF million)
Non-interest-earning loans	1,364	5,106	(3,742)	1,628	5,019	(3,391)
Financial instruments (CHF million)
Interest-bearing deposits with banks	0	0	0	2	2	0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	79,927	79,790	137	83,565	83,397	168
Loans	20,831	21,858	(1,027)	20,820	22,289	(1,469)
Other assets [1]	12,137	16,323	(4,186)	23,906	30,308	(6,402)
Due to banks and customer deposits	(1,073)	(960)	(113)	(913)	(826)	(87)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(18,114)	(18,100)	(14)	(32,398)	(32,381)	(17)
Short-term borrowings	(2,996)	(3,063)	67	(3,112)	(3,263)	151
Long-term debt	(73,922)	(78,861)	4,939	(80,931)	(85,335)	4,404
Other liabilities	(1,069)	(2,609)	1,540	(984)	(2,619)	1,635
1 Primarily loans held-for-sale.
Gains and losses on financial instruments
in	6M16		6M15
	Net gains/ (losses)		Net gains/ (losses)
Financial instruments (CHF million)
Interest-bearing deposits with banks	1	[1]	1	[1]
of which related to credit risk	0		(1)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	670	[1]	640	[1]
Other investments	224	[2]	(37)	[2]
of which related to credit risk	(5)		(2)
Loans	912	[1]	442	[1]
of which related to credit risk	(106)		45
Other assets	(287)	[2]	355	[1]
of which related to credit risk	(264)		(64)
Due to banks and customer deposits	(65)	[2]	36	[2]
of which related to credit risk	(5)		27
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(83)	[1]	47	[2]
Short-term borrowings	437	[2]	(18)	[2]
Long-term debt	(1,488)	[2]	660	[2]
of which related to credit risk	0		288	[3]
Other liabilities	326	[2]	189	[2]
of which related to credit risk	220		11
1 Primarily recognized in net interest income.
2 Primarily recognized in trading revenues.
3
Changes in fair value related to credit risk are due to the change in the Group's own credit spreads. Other changes in fair value are attributable to changes in foreign currency exchange rates and interest rates, as well as movements in the reference price or index for structured notes. Changes in fair value on Credit Suisse vanilla debt and on debit valuation adjustments on structured notes related to credit risk were CHF (8) million and CHF 301 million in 6M15, respectively.

The following table provides additional information regarding the gains and losses attributable to changes in instrument-specific credit risk on fair value option elected liabilities which are recorded through AOCI. The table includes both the amount of change during the period and cumulatively that is attributable to the changes in instrument-specific credit risk. In addition it includes the gains and losses related to instrument-specific credit risk that was previously recorded in AOCI that have been transferred during the period to net income.
Own credit gains/(losses) on fair value option elected instruments recorded in AOCI
	Gains/(losses) recorded into AOCI		[1]	Gains/(losses) recorded in AOCI transferred to net income	[1]
in	2Q16	Cumulatively		2Q16
Financial instruments (CHF million)
Deposits	(1)	0		0
Short-term borrowings	(1)	(1)		0
Long-term debt	(9)	1,830		0
of which treasury debt over two years	(33)	763		0
of which structured notes over two years	30	1,058		0
Total	(11)	1,829		0
1 Amounts are reflected gross of tax.
Financial instruments not carried at fair value
The following table provides the carrying value and fair value of financial instruments which are not carried at fair value in the consolidated balance sheets. The disclosure excludes all non-financial instruments such as lease transactions, real estate, premises and equipment, equity method investments and pension and benefit obligations.
Carrying value and fair value of financial instruments not carried at fair value
	Carrying value	Fair value
end of		Level 1	Level 2	Level 3	Total
2Q16
Financial assets
Central banks funds sold, securities purchased under resale agreements and securities borrowing transactions	42,140	0	42,140	0	42,140
Loans	249,027	0	252,112	6,406	258,518
Other financial assets [1]	178,593	113,893	63,034	1,945	178,872
Financial liabilities
Due to banks and deposits	366,367	203,187	163,123	0	366,310
Central banks funds purchased, securities sold under repurchase agreements and securities lending transactions	14,385	0	14,351	0	14,351
Short-term borrowings	8,182	0	8,184	0	8,184
Long-term debt	126,304	0	127,378	594	127,972
Other financial liabilities [2]	67,993	2,292	65,253	463	68,008
4Q15
Financial assets
Central banks funds sold, securities purchased under resale agreements and securities borrowing transactions	39,485	0	39,485	0	39,485
Loans	248,326	0	250,639	6,150	256,789
Other financial assets [1]	148,491	92,547	54,359	1,893	148,799
Financial liabilities
Due to banks and deposits	359,614	206,475	153,545	0	360,020
Central banks funds purchased, securities sold under repurchase agreements and securities lending transactions	14,200	0	14,401	0	14,401
Short-term borrowings	5,546	0	5,545	0	5,545
Long-term debt	116,676	0	117,321	778	118,099
Other financial liabilities [2]	63,921	32	63,440	578	64,050
1
Primarily includes cash and due from banks, interest-bearing deposits with banks, brokerage receivables, loans held-for-sale, cash collateral on derivative instruments, interest and fee receivables and non-marketable equity securities.

2 Primarily includes brokerage payables, cash collateral on derivative instruments and interest and fee payables.